Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000226980
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research ETF
Trading Symbol	TSPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about U.S. Equity Research ETF ("the fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 730,051,000
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$730,051 Number of Portfolio Holdings339 Portfolio Turnover Rate23.2%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	12.8
Health Care	12.4
Consumer Discretionary	9.9
Communication Services	9.2
Industrials & Business Services	7.4
Consumer Staples	5.7
Energy	3.8
Utilities	2.2
Other	4.2

Material Fund Change [Text Block]